CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Total current tax expense, net	$ (14,064)	$ (47,599)	$ 3,801
Deferred tax expense, net, total	5,150	(521,336)	546,387
Income/(loss) tax expense	(8,914)	(568,935)	550,188
Foreign [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Total current tax expense, net	19,573	(9,943)	(4,232)
Deferred tax expense, net, total	(532)	4,309	(235,963)
Domestic [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Total current tax expense, net	(33,637)	(37,656)	8,033
Deferred tax expense, net, total	$ 5,682	$ (525,645)	$ 782,350